Quarterly Report
July 31, 2024
MFS®  Lifetime®  2055 Fund
L55-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	985,402	$9,036,132
MFS Total Return Bond Fund - Class R6	711,359	6,793,480
		$15,829,612
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	264,343	$3,721,952
MFS Blended Research International Equity Fund - Class R6	3,028,446	41,459,433
MFS Emerging Markets Equity Fund - Class R6	106,467	3,741,240
MFS International Growth Fund - Class R6	299,478	13,141,099
MFS International Intrinsic Value Fund - Class R6	314,114	13,243,027
MFS International New Discovery Fund - Class R6	454,446	15,205,752
MFS Research International Fund - Class R6	631,906	15,070,961
		$105,583,464
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	5,253,860	$18,441,048
MFS Global Real Estate Fund - Class R6	1,097,966	18,852,083
		$37,293,131
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	454,999	$17,330,934
MFS Blended Research Growth Equity Fund - Class R6	799,654	18,935,815
MFS Blended Research Mid Cap Equity Fund - Class R6	2,526,760	38,154,074
MFS Blended Research Small Cap Equity Fund - Class R6	580,278	9,580,385
MFS Blended Research Value Equity Fund - Class R6	1,231,876	20,867,989
MFS Growth Fund - Class R6	89,732	18,982,790
MFS Mid Cap Growth Fund - Class R6 (a)	591,039	18,871,888
MFS Mid Cap Value Fund - Class R6	549,717	19,119,143
MFS New Discovery Fund - Class R6 (a)	149,668	4,701,066
MFS New Discovery Value Fund - Class R6	248,159	4,786,979
MFS Research Fund - Class R6	288,382	17,363,492
MFS Value Fund - Class R6	398,765	20,931,164
		$209,625,719
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	8,598,090	$8,598,950
Total Investment Companies		$376,930,876

Other Assets, Less Liabilities – 0.0%		62,294
Net Assets – 100.0%		$376,993,170
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $376,930,876.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$376,930,876	$—	$—	$376,930,876
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,403,509	$209,694	$966,766	$108,602	$1,575,895	$17,330,934
MFS Blended Research Emerging Markets Equity Fund	3,695,617	72,692	300,997	24,017	230,623	3,721,952
MFS Blended Research Growth Equity Fund	18,121,851	480,751	1,831,111	473,854	1,690,470	18,935,815
MFS Blended Research International Equity Fund	39,755,187	506,106	2,027,057	127,759	3,097,438	41,459,433
MFS Blended Research Mid Cap Equity Fund	35,612,338	1,167,603	1,450,106	43,127	2,781,112	38,154,074
MFS Blended Research Small Cap Equity Fund	8,885,478	383,340	697,389	21,490	987,466	9,580,385
MFS Blended Research Value Equity Fund	19,680,363	628,740	647,297	10,944	1,195,239	20,867,989
MFS Commodity Strategy Fund	18,434,623	752,805	285,629	(88,113)	(372,638)	18,441,048
MFS Emerging Markets Equity Fund	3,668,360	70,009	242,448	8,402	236,917	3,741,240
MFS Global Real Estate Fund	17,710,940	435,993	1,091,961	(4,060)	1,801,171	18,852,083
MFS Growth Fund	18,047,983	629,935	1,535,989	316,141	1,524,720	18,982,790
MFS Inflation-Adjusted Bond Fund	8,669,006	460,034	328,266	(70,928)	306,286	9,036,132
MFS Institutional Money Market Portfolio	8,454,120	1,301,038	1,157,060	(69)	921	8,598,950
MFS International Growth Fund	12,498,235	158,833	487,619	13,892	957,758	13,141,099
MFS International Intrinsic Value Fund	12,497,235	331,081	526,263	(84,597)	1,025,571	13,243,027
MFS International New Discovery Fund	14,373,324	494,299	603,420	(39,091)	980,640	15,205,752
MFS Mid Cap Growth Fund	17,619,873	686,570	341,504	(1,302)	908,251	18,871,888
MFS Mid Cap Value Fund	17,935,894	568,158	900,866	27,520	1,488,437	19,119,143
MFS New Discovery Fund	4,421,833	183,610	244,244	(13,708)	353,575	4,701,066
MFS New Discovery Value Fund	4,481,142	217,785	353,608	16,444	425,216	4,786,979
MFS Research Fund	16,359,269	368,220	675,492	27,835	1,283,660	17,363,492
MFS Research International Fund	14,322,871	296,754	515,486	12,707	954,115	15,070,961
MFS Total Return Bond Fund	6,491,058	291,326	251,862	(32,189)	295,147	6,793,480
MFS Value Fund	19,722,017	754,255	863,449	13,878	1,304,463	20,931,164
	$357,862,126	$11,449,631	$18,325,889	$912,555	$25,032,453	$376,930,876
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	29,276	17,068
MFS Inflation-Adjusted Bond Fund	116,392	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$72,622	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	20,965	8,615
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	147,772	—
MFS Value Fund	101,422	—
	$488,449	$25,683
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